AB Municipal Income Fund II

AB Virginia Portfolio

Portfolio of Investments

August 31, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.9%
Long-Term Municipal Bonds – 95.4%
Alabama – 4.3%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	$	1,000	$1,054,054
Black Belt Energy Gas District (Goldman Sachs Group) Series 2024-B 5.00%, 10/01/2055		1,000	1,064,905
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052		1,000	999,262
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055		1,000	1,069,222
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049		1,000	1,064,319
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056		1,000	1,027,115
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035		1,000	1,034,137
Southeast Energy Authority A Cooperative District (Pacific Life Insurance) Series 2024-C 5.00%, 10/01/2055		1,000	1,066,196

			8,379,210

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)		420	443,256

Arizona – 0.5%
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037		1,000	1,045,119

California – 1.1%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052		1,000	899,569
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 6.50%, 11/01/2039		1,000	1,187,426

			2,086,995

	Principal Amount (000)		U.S. $ Value

District of Columbia – 18.4%
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2018-A 5.00%, 10/01/2038	$	2,330	$2,358,517
Series 2020-A 4.00%, 10/01/2036		2,000	1,934,416
Series 2021-A 5.00%, 10/01/2046		5,000	4,925,664
Series 2024-A 5.00%, 10/01/2038		2,250	2,333,415
Series 2025-A 5.00%, 10/01/2036		2,000	2,149,685
5.00%, 10/01/2050		1,000	988,265
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Metropolitan Washington Airports Authority Dulles Toll Road Revenue) Series 2009 Zero Coupon, 10/01/2037		5,000	2,929,253
Series 2010-B 6.50%, 10/01/2044(b)		4,300	4,505,379
Series 2019 5.00%, 10/01/2034		1,500	1,570,748
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.00%, 07/15/2048		3,000	3,029,793
Series 2024 5.25%, 07/15/2059		4,000	4,081,247
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority) Series 2017-A 5.00%, 07/01/2031		1,145	1,188,762
5.00%, 07/01/2032		3,950	4,087,044

			36,082,188

Guam – 4.0%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 4.46%, 10/01/2043		165	138,536
Series 2024-A 5.25%, 10/01/2041		1,000	1,019,048
Guam Department of Education (Guam Dept. of Education COP) Series 2020 5.00%, 02/01/2040		1,000	963,442
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.25%, 07/01/2050		1,000	1,004,553

	Principal Amount (000)		U.S. $ Value

Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036	$	1,630	$1,651,522
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042		1,370	1,215,432
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2035		1,500	1,563,535
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031		170	178,327

			7,734,395

Illinois – 1.1%
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2015-B 5.00%, 12/15/2045		2,200	2,164,051

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)		500	73,731

North Carolina – 0.2%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community) Series 2015 4.70%, 07/01/2037		560	468,914

Puerto Rico – 2.2%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-C Zero Coupon, 11/01/2043		17	10,480
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)		455	476,083
5.00%, 07/01/2035(a)		250	257,712
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031		235	237,216
NATL Series 2007-V 5.25%, 07/01/2032		300	299,592
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027		50	50,113
6.625%, 01/01/2028		384	382,498

	Principal Amount (000)		U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Hospital Auxilio Mutuo Obligated Group) Series 2021 4.00%, 07/01/2038	$	275	$247,997
4.00%, 07/01/2040		295	255,761
5.00%, 07/01/2034		110	114,529
5.00%, 07/01/2035		115	118,825
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045		400	441,896
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2046		1,000	314,142
Series 2019-A 4.329%, 07/01/2040		160	148,043
5.00%, 07/01/2058		955	873,328

			4,228,215

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)		295	277,802

Texas – 1.1%
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(a)		100	90,964
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2036(c) (d) (e) (f)		941	0
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054		1,000	1,066,649
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055		1,000	1,063,844

			2,221,457

	Principal Amount (000)		U.S. $ Value

Virginia – 61.3%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System Obligated Group) Series 2020 4.00%, 07/01/2045	$	4,000	$3,540,195
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)		585	585,149
Chesapeake Bay Bridge & Tunnel District (Chesapeake Bay Bridge & Tunnel District) Series 2016 5.00%, 07/01/2046		4,000	3,915,733
Chesterfield County Economic Development Authority (County of Chesterfield VA) Series 2024 5.00%, 04/01/2048		7,000	7,132,783
City of Richmond VA Public Utility Revenue (Prerefunded - US Govt Agencies) Series 2016 5.00%, 01/15/2034		4,000	4,037,776
County of Fairfax VA (County of Fairfax VA) Series 2023-A 4.00%, 10/01/2041		4,445	4,276,660
Fairfax County Economic Development Authority (Prerefunded - US Treasuries) Series 2016 4.00%, 04/01/2035		415	418,396
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2018-A 4.00%, 05/15/2048		1,500	1,305,015
Series 2022 4.00%, 05/15/2042		2,000	1,835,515
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2017-A 5.00%, 10/01/2033		3,550	3,692,661
Hampton Roads Transportation Accountability Commission (Prerefunded - US Treasuries) Series 2018-A 5.00%, 07/01/2035		4,000	4,255,561
Henrico County Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2048		2,000	1,986,461
Henrico County Economic Development Authority (Westminster-Canterbury Obligated Group) Series 2022 5.00%, 10/01/2047		1,000	990,416
James City County Economic Development Authority (Williamsburg Landing Obligated Group) Series 2021-A 4.00%, 12/01/2050		1,575	1,154,144
Series 2024-A 6.875%, 12/01/2058		500	527,899

	Principal Amount (000)		U.S. $ Value

Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 01/01/2031	$	1,500	$1,502,606
Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017-A 5.00%, 01/01/2047		1,750	1,695,215
Norfolk Airport Authority/VA (Norfolk Airport Authority/VA) Series 2019 5.00%, 07/01/2043		2,870	2,887,886
Richmond Redevelopment & Housing Authority (American Tobacco Holdings) Series 2017 5.55%, 01/01/2037(a)		950	901,040
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 4.00%, 07/01/2036		1,000	1,004,050
4.00%, 07/01/2038		1,550	1,507,479
Roanoke Economic Development Authority (Lynchburg College) Series 2018-A 5.00%, 09/01/2033		1,125	1,141,545
5.00%, 09/01/2038		1,535	1,504,235
Rockingham County Economic Development Authority (Sentara Healthcare Obligated Group) Series 2021 3.00%, 11/01/2046		1,265	934,000
Rockingham County Economic Development Authority (Sunnyside Presbyterian Home Obligated Group) Series 2020 4.00%, 12/01/2032		1,085	1,078,527
5.00%, 12/01/2039		1,000	1,011,992
Suffolk Economic Development Authority (EveryAge Obligated Group) Series 2016 5.00%, 09/01/2031		1,000	1,000,558
Tobacco Settlement Financing Corp./VA (Tobacco Settlement Financing Corp./VA) Series 2007-B1 5.00%, 06/01/2047		2,000	1,662,628
University of Virginia (University of Virginia) Series 2020 2.256%, 09/01/2050		1,000	569,641
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052		370	325,392

	Principal Amount (000)		U.S. $ Value

Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 7.00%, 09/01/2059	$	500	$538,902
Virginia College Building Authority (Commonwealth of Virginia State Lease) Series 2019-B 3.00%, 02/01/2037		9,140	8,140,905
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)		1,000	765,153
Series 2015-A 5.00%, 07/01/2030(a)		1,615	1,504,387
Virginia College Building Authority (Regent University Obligated Group) Series 2021 4.00%, 06/01/2036		3,125	3,007,787
Series 2025 6.00%, 06/01/2055		1,000	1,040,744
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017-B 5.00%, 07/01/2046		2,000	1,990,464
Virginia Port Authority (Prerefunded - US Treasuries) Series 2016-B 5.00%, 07/01/2035		2,000	2,034,371
5.00%, 07/01/2036		4,160	4,231,492
Virginia Public Building Authority (Commonwealth of Virginia State Lease) Series 2024-A 5.00%, 08/01/2044		2,000	2,076,347
Virginia Public Building Authority (Virginia Public Building Authority State Lease) Series 2025 5.00%, 08/01/2040		2,000	2,146,903
Virginia Resources Authority (Virginia Resources Authority) Series 2011-B 5.00%, 11/01/2026		20	20,029
Series 2016-C 4.00%, 11/01/2034		2,000	2,011,850
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2035		4,580	4,756,271
Virginia Small Business Financing Authority (Bon Secours Mercy Health) Series 2020 4.00%, 12/01/2049		3,500	2,934,946
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo) Series 2022 4.00%, 01/01/2040		4,825	4,382,166

	Principal Amount (000)		U.S. $ Value

Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/2029	$	4,125	$4,133,688
Virginia Small Business Financing Authority (I-66 Express Mobility Partners) Series 2017 5.00%, 12/31/2052		3,350	3,124,273
5.00%, 12/31/2056		1,000	924,234
Virginia Small Business Financing Authority (LifeSpire of Virginia Obligated Group) Series 2024 4.50%, 12/01/2044		2,000	1,812,408
Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 3.375%, 01/01/2051		1,000	711,243
4.00%, 01/01/2051		1,500	1,202,898
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2024 4.00%, 11/01/2052		4,000	4,002,723
Virginia Small Business Financing Authority (Reworld Holding Corp.) Series 2018 5.00%, 01/01/2048(a)		1,000	934,976
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 01/01/2034		2,000	2,008,692
5.00%, 01/01/2035		1,500	1,505,686

			120,324,696

Washington – 0.3%
Pend Oreille County Public Utility District No. 1 Box Canyon (Pend Oreille County Public Utility District No. 1 Box Canyon) Series 2018 5.00%, 01/01/2044		650	651,425

Wisconsin – 0.5%
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 6.50%, 06/30/2060		1,000	1,057,154

Total Long-Term Municipal Bonds (cost $196,076,696)			187,238,608

Short-Term Municipal Notes – 0.5%
Virginia – 0.5%
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2025-A 5.00%, 07/15/2026 (cost $1,018,676)		1,000	1,020,759

Total Municipal Obligations (cost $197,095,372)			188,259,367

	Shares	U.S. $ Value

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(c) (d) (e) (cost $151,336)	8,437	$24,552

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.0%
Other ABS - Floating Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50% (PRIME 1 Month + 4.00%), 03/04/2026(c) (e) (g) (cost $6,655)	$ 7	6,489

	Shares

SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(h) (i) (j) (cost $5,698,371)	5,698,371	5,698,371

Total Investments – 98.8% (cost $202,951,734)(k)		193,988,779
Other assets less liabilities – 1.2%		2,314,426

Net Assets – 100.0%		$196,303,205

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	6,460	10/15/2028	CPI#	2.565%	Maturity	$(67,328)	$—	$(67,328)
USD	5,500	10/15/2029	2.569%	CPI#	Maturity	49,102	—	49,102
USD	5,250	10/15/2029	2.485%	CPI#	Maturity	68,087	—	68,087
USD	4,420	10/15/2029	2.516%	CPI#	Maturity	50,722	—	50,722
USD	4,415	10/15/2029	2.451%	CPI#	Maturity	64,428	—	64,428
USD	4,415	10/15/2029	2.499%	CPI#	Maturity	54,281	—	54,281
USD	6,790	10/15/2030	CPI#	2.531%	Maturity	(68,367)	—	(68,367)

						$150,925	$—	$150,925

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,200	10/15/2029	1 Day SOFR	3.785%	Annual	$29,418	$—	$29,418
USD	4,400	04/30/2030	1 Day SOFR	3.075%	Annual	(67,783)	—	(67,783)
USD	1,100	10/15/2030	1 Day SOFR	4.082%	Annual	36,019	—	36,019
USD	4,700	07/31/2031	1 Day SOFR	4.059%	Annual	160,869	439	160,430
USD	4,000	12/03/2031	1 Day SOFR	4.111%	Annual	146,822	—	146,822
USD	2,600	08/15/2034	3.194%	1 Day SOFR	Annual	89,096	—	89,096

						$394,441	$439	$394,002

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	2,965	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$164,401	$—	$164,401

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2025, the aggregate market value of these securities amounted to $6,310,253 or 3.2% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2025.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Non-income producing security.
(e)	Fair valued by the Adviser.
(f)	Defaulted.
(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2025.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	Affiliated investments.
(j)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(k)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,947,839 and gross unrealized depreciation of investments was $(10,201,466), resulting in net unrealized depreciation of $(8,253,627).

As of August 31, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.3% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AG – Assured Guaranty Inc.

COP – Certificate of Participation

NATL – National Interstate Corporation

PRIME – US Bank Prime Loan Rate

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Virginia Portfolio

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$187,238,608	$0	(a)	$187,238,608
Short-Term Municipal Notes	—	1,020,759	—		1,020,759
Preferred Stocks	—	—	24,552		24,552
Asset-Backed Securities	—	—	6,489		6,489
Short-Term Investments	5,698,371	—	—		5,698,371

Total Investments in Securities	5,698,371	188,259,367	31,041	(a)	193,988,779
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	286,620	—		286,620
Centrally Cleared Interest Rate Swaps	—	462,224	—		462,224
Interest Rate Swaps	—	164,401	—		164,401
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(135,695)	—		(135,695)
Centrally Cleared Interest Rate Swaps	—	(67,783)	—		(67,783)

Total	$5,698,371	$188,969,134	$31,041	(a)	$194,698,546

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2025 is as follows:

Fund	Market Value 05/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$538	$16,441	$11,281	$5,698	$30